Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
The following table provides a summary of the Company’s intangible assets for the twelve months ended December 31, 2020 and 2019:

	Twelve Months Ended December 31, 2020
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.9	$—	$(0.3)	$—	$1.6
Agency Relationships	1.2	—	(0.6)	—	0.6
Non-compete Agreements	0.2	—	(0.2)	—	—
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$23.9	$—	$(1.1)	$—	$22.8

	Twelve Months Ended December 31, 2019
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$2.5	$—	$(0.6)	$—	$1.9
Agency Relationships	1.8	—	(0.6)	—	1.2
Renewal Rights	1.0	—	(0.1)	(0.9)	—
Non-compete Agreements	0.4	—	(0.2)	—	0.2
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$26.3	$—	$(1.5)	$(0.9)	$23.9
Aspen’s intangible assets relate to trademarks, contracts to sell products through independent broker and agents (Agency Relationships), an agreement for renewal rights with Liberty Specialty Markets Limited, non-compete agreements and licenses to trade in the U.S. and U.K.
In addition, Aspen has recognized goodwill of $2.1 million on the acquisition of equity voting interest of Blue Waters, a specialist marine insurance agency in October 2016 and of $1.8 million on the purchase in January 2017 of 49% share of Digital Re, a digital risk and specialty insurer.
The “Aspen” trademark, valued at $1.4 million, goodwill and insurance licenses are considered to have an indefinite life and are tested annually for impairment or when events or changes in circumstances indicate that these assets might be impaired. For the years ended December 31, 2020 and December 31, 2019, the Company performed its annual qualitative assessment and determined that it was not more likely than not that these were impaired.
The remaining intangible assets, including the “Blue Waters” trademark valued at $0.2 million, were estimated to have an economic useful life of 5 years. The Company amortizes the estimated value of these assets over their estimated useful life which is included as an expense in the income statement.